PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 38,237,000		$ 33,385,000
Less: accumulated depreciation and amortization	8,963,000		7,021,000
Net	29,274,000		26,364,000
Depreciation and amortization expense	1,941,000		1,551,000		1,422,000
Useful life of long-term leasehold rights	98 years
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	19,488,000		17,993,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	10,472,000		10,269,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,536,000		2,792,000
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	951,000	[1]	951,000	[1]
Furniture, office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost	1,272,000		1,082,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	161,000		161,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	27,000		18,000
Advances on account of acquisition of machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 2,330,000		$ 119,000

[1]	* Land includes long-term leasehold rights in Israel with useful lives of 98 years.